Transfers and Servicing of Financial Assets	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Transfers and Servicing of Financial Assets

11. Transfers and Servicing of Financial Assets

Residential mortgage loans are transferred to FNMA or into pools of GNMA MBS. The Company has continuing involvement in mortgage loans sold through servicing arrangements and the liability for loan indemnifications and repurchases under the representation and warranties it makes to the investors and insurers of the loans it sells. The Company is exposed to interest rate risk through its continuing involvement with mortgage loans sold, including the mortgage servicing right asset, as the value of the asset fluctuates as changes in interest rates impact borrower prepayment on the underlying mortgage loans.

All loans are sold on a non-recourse basis; however, representations and warranties have been made that are customary for loan sale transactions, including eligibility characteristics of the mortgage loans and underwriting responsibilities, in connection with the sales of these assets.

In order to facilitate the origination and sale of mortgage loans held for sale, the Company entered into various agreements with warehouse lenders. Such agreements are in the form of loan participations and repurchase agreements with banks and other financial institutions. Mortgage loans held for sale are considered sold when the Company surrenders control over the financial assets and such financial assets are legally isolated from the Company in the event of bankruptcy. For loan participations and repurchase agreements that meet the sale criteria, the transferred financial assets are derecognized from the balance sheet and a gain or loss is recognized upon sale. If the sale criteria are not met, the transfer is recorded as a secured borrowing in which the assets remain on the balance sheet and the proceeds from the transaction are recognized as a liability. All repurchase agreements are accounted for by the Company as secured borrowings.

From time to time, the Company may sell loans whereby the underlying risks and cash flows of the mortgage loan have been transferred to a third party through the issuance of participating interests. The terms and conditions of these interests are governed by the participation agreements. In the instances where the loan participation has qualified for sale treatment, the Company will act as an agent on behalf of the participating entity when negotiating the terms of the ultimate sale of the underlying mortgage loan to FNMA or in GNMA pools. The Company will receive a marketing fee paid by the participating entity upon completion of the sale. In addition, the Company will also service the underlying mortgage loans to the participation agreement for the period that the participating interests are outstanding. As of June 30, 2013 all participation arrangements were accounted for by the Company as secured borrowings.

The following table sets forth information regarding cash flows for the six months ended June 30, 2013 relating to loan sales in which the Company has continuing involvement:

Proceeds from new loan sales	$67,425
Proceeds from loan servicing fees	$7,652
Proceeds from servicing advances	$310
Repurchase and indemnification of previously sold loans	$—

The following table sets forth information related to outstanding loans sold as of June 30, 2013 for which the Company has continuing involvement:

Unpaid principal balance	$7,588,261
Loans 30-89 days delinquent	$103,784
Loans delinquent 90 or more days or in foreclosure	$21,780

The Company incurred losses totaling $38 during the six months ended June 30, 2013 representing uncollectible interest on outstanding mortgage loans in which it has continuing involvement.

The key assumptions (or range of assumptions) used in determining the fair value of the Company’s MSRs as of June 30, 2013 are as follows:

Discount rates	9.25% – 11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA	20.9%
FNMA	8.5%
GNMA I	9.0%
GNMA II	8.0%
Cost of servicing (per loan)	$74

The key assumptions (or range of assumptions) used in determining the fair value of the Company’s MSRs at initial recognition during the six months ended June 30, 2013 are as follows:

Discount rates	9.25% – 11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA	20.9% – 29.7%
FNMA	8.5% – 10.4%
GNMA I	9.0% – 12.9%
GNMA II	8.0% – 9.3%
Cost of servicing (per loan)	$73 – 74

MSRs are generally subject to loss in value when mortgage rates decrease. Decreasing mortgage rates normally encourage increased mortgage refinancing activity. Increased refinancing activity reduces the life of the loans underlying the MSRs, thereby reducing MSR value. Reductions in the value of MSRs affect income through changes in fair value. These factors have been considered in the estimated prepayment speed assumptions used to determine the fair value of the Company’s MSRs.

In addition to the assumptions listed above, the Company uses assumptions for default rates in determining the fair value of MSRs. These assumptions are based primarily on internal estimates, and the Company also obtains third-party data, where applicable, to assess the reasonableness of its internal assumptions. In the MSRs valuation as of June 30, 2013, the Company’s assumptions for default rates for FNMA and GNMA mortgage loans were 2.85% and 6.38%, respectively. The default rates represent the Company’s estimate of the loans will eventually enter foreclosure proceedings over the entire term of the portfolio’s life. These assumptions affect the future cost to service loans, future revenue earned from the portfolio, and future assumed foreclosure losses. Because the Company’s portfolio is generally comprised of recent vintages, actual future defaults may differ from the Company’s assumptions.

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows as of June 30, 2013:

Discount rates:
Impact of discount rate + 1%	$(4,902)
Impact of discount rate + 2%	$(9,376)
Impact of discount rate + 3%	$(13,474)
Prepayment speeds:
Impact of prepayment speed * 105%	$(2,162)
Impact of prepayment speed * 110%	$(4,255)
Impact of prepayment speed * 120%	$(8,240)
Cost of servicing:
Impact of cost of servicing * 105%	$(717)
Impact of cost of servicing * 110%	$(1,434)
Impact of cost of servicing * 120%	$(2,868)

As the table demonstrates, the Company’s methodology for estimating the fair value of MSRs is highly sensitive to changes in assumptions. For example, actual prepayment experience may differ and any difference may have a material effect on MSR fair value. Changes in fair value resulting from changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption on the fair value of the MSRs is calculated without changing any other assumption; in reality, changes in one factor may be associated with changes in another (for example, decreases in market interest rates may indicate higher prepayments; however, this may be partially offset by lower prepayments due to other factors such as a borrower’s diminished opportunity to refinance), which may magnify or counteract the sensitivities. Thus, any measurement of MSR fair value is limited by the conditions existing and assumptions made as of a particular point in time. Those assumptions may not be appropriate if they are applied to a different point in time.

9. Transfers and Servicing of Financial Assets

Residential mortgage loans are sold to FNMA or FHLMC or transferred into pools of GNMA MBS. The Company has continuing involvement in mortgage loans sold through servicing arrangements and the liability for loan indemnifications and repurchases under the representation and warranties it makes to the investors and insurers of the loans it sells. The Company is exposed to interest rate risk through its continuing involvement with mortgage loans sold, including the MSRs, as the value of the asset fluctuates as changes in interest rates impact borrower prepayment.

All loans are sold on a non-recourse basis; however, representations and warranties have been made that are customary for loan sale transactions, including eligibility characteristics of the mortgage loans and underwriting responsibilities, in connection with the sales of these assets.

In order to facilitate the origination and sale of mortgage loans held for sale, the Company entered into various agreements with warehouse lenders. Such agreements are in the form of loan participations and repurchase agreements with banks and other financial institutions. Mortgage loans held for sale are considered sold when the Company surrenders control over the financial assets and such financial assets are legally isolated from the Company in the event of bankruptcy. For loan participations and repurchase agreements that meet the sale criteria, the transferred financial assets are derecognized from the balance sheet and a gain or loss is recognized upon sale. If the sale criteria are not met, the transfer is recorded as a secured borrowing in which the assets remain on the balance sheet and the proceeds from the transaction are recognized as a liability. All repurchase agreements are accounted for by the Company as secured borrowings.

From time to time, the Company may sell loans whereby the underlying risks and cash flows of the mortgage loan have been transferred to a third party through the issuance of participating interests. The terms and conditions of these interests are governed by the participation agreements. In the instances where the loan participation has qualified for sale treatment, the Company will act as an agent on behalf of the participating entity when negotiating the terms of the ultimate sale of the underlying mortgage loans to FNMA, FHLMC or into pools of GNMA MBS. The Company will receive a marketing fee paid by the participating entity upon completion of the sale. In addition, the Company will also service the underlying mortgage loans to the participation agreement for the period that the participating interests are outstanding. As of September 30, 2013 and 2012 all participation arrangements were accounted for by the Company as secured borrowings.

The following table sets forth information regarding cash flows for the nine months ended September 30, 2013 and 2012 relating to loan sales in which the Company has continuing involvement:

	September 30,
	2013	2012
Proceeds from new loan sales	$5,984	$28,392
Proceeds from loan servicing fees	$14,017	$6,229
Proceeds from servicing advances	$704	$591
Repurchases and indemnifications of previously sold loans	$(322)	$—

The following table sets forth information related to outstanding loans sold as of September 30, 2013 and December 31, 2012 for which the Company has continuing involvement:

	September 30, 2013	December 31, 2012
Total unpaid principal balance	$9,682,581	$4,145,340
Loans 30-89 days delinquent	$133,343	$61,076
Loans delinquent 90 or more days or in foreclosure	$26,130	$11,350

The key assumptions (or range of assumptions) used in determining the fair value of the Company’s MSRs as of September 30, 2013 and December 31, 2012 are as follows:

	September 30, 2013	December 31, 2012
Discount rates	9.25% - 11.00%	9.25% - 11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA[1]	15.4%	31.8%
FNMA	7.8%	12.0%
GNMA I	8.1%	15.0%
GNMA II	7.5%	10.8%
FHLMC	7.8%	N/A
Cost of servicing (per loan)	$74	$73

1	Represents older, higher interest rate loans acquired from the Company’s merger with Swain in 2009.

The key assumptions (or range of assumptions) used in determining the fair value of the Company’s MSRs at initial recognition during the three and nine months ended September 30, 2013 and 2012 are as follows:

	Three Months Ended September 30		Nine Months Ended September 30
	2013	2012	2013	2012
Discount rates	9.25% - 11.00%	8.00% - 11.00%	9.25% - 11.00%	8.00% - 11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA[1]	14.7% - 16.6%	27.9% - 29.4%	14.7% - 28.0%	16.8% - 29.4%
FNMA	8.1% - 8.2%	11.5% - 14.3%	8.1% - 10.4%	6.0% - 13.2%
GNMA I	8.0% - 8.1%	11.2% - 13.4%	8.0% - 12.9%	6.7% - 13.4%
GNMA II	7.4% - 7.6%	8.7% - 10.9%	7.4% - 9.3%	6.0% - 11.3%
FHLMC	7.8%	N/A	7.8%	N/A
Cost of servicing (per loan)	$74	$70	$73 - $74	$70 - $90

1	Represents older, higher interest rate loans acquired from the Company’s merger with Swain in 2009.

MSRs are generally subject to loss in value when mortgage rates decrease. Decreasing mortgage rates normally encourage increased mortgage refinancing activity. Increased refinancing activity reduces the life of the loans underlying the MSRs, thereby reducing MSR value. Reductions in the value of MSRs affect income through changes in fair value. These factors have been considered in the estimated prepayment speed assumptions used to determine the fair value of the Company’s MSRs.

In addition to the assumptions provided above, the Company uses assumptions for default rates in determining the fair value of MSRs. These assumptions are based primarily on internal estimates, and the Company also obtains third-party data, where applicable, to assess the reasonableness of its internal assumptions. In the MSRs valuation as of September 30, 2013, the Company’s assumptions for default rates for FNMA, GNMA and FHLMC mortgage loans were 3.94%, 6.41% and 3.83%, respectively. In the MSRs valuation as of December 31, 2012, the Company’s assumptions for default rates for FNMA and GNMA were 2.37%, and 5.41%, respectively (there were no MSRs related to FHLMC mortgage loans as of December 31, 2012). The default rates represent the Company’s estimate of the loans will eventually enter foreclosure proceedings over the entire term of the portfolio’s life. These assumptions affect the future cost to service loans, future revenue earned from the portfolio, and future assumed foreclosure losses. Because the Company’s portfolio is generally comprised of recent vintages, actual future defaults may differ from the Company’s assumptions.

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows as of September 30, 2013 and December 31, 2012:

	September 30, 2013	December 31, 2012
Discount rates:
Impact of discount rate + 1%	$(6,737)	$(2,071)
Impact of discount rate + 2%	$(12,876)	$(3,953)
Impact of discount rate + 3%	$(18,488)	$(5,671)

Prepayment speeds:
Impact of prepayment speed * 105%	$(2,777)	$(1,278)
Impact of prepayment speed * 110%	$(5,465)	$(2,505)
Impact of prepayment speed * 120%	$(10,591)	$(4,819)

Cost of servicing:
Impact of cost of servicing * 105%	$(947)	$(415)
Impact of cost of servicing * 110%	$(1,894)	$(830)
Impact of cost of servicing * 120%	$(3,789)	$(1,659)

As the table demonstrates, the Company’s methodology for estimating the fair value of MSRs is highly sensitive to changes in assumptions. For example, actual prepayment experience may differ and any difference may have a material effect on MSR fair value. Changes in fair value resulting from changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption on the fair value of the MSRs is calculated without changing any other assumption; in reality, changes in one factor may be associated with changes in another (for example, decreases in market interest rates may indicate higher prepayments; however, this may be partially offset by lower prepayments due to other factors such as a borrower’s diminished opportunity to refinance), which may magnify or counteract the sensitivities. Thus, any measurement of MSR fair value is limited by the conditions existing and assumptions made as of a particular point in time. Those assumptions may not be appropriate if they are applied to a different point in time.

I. TRANSFERS OF FINANCIAL ASSETS

Residential mortgage loans are sold to or pursuant to programs sponsored by FNMA or GNMA. The Company has continuing involvement in mortgage loans sold through servicing arrangements and the liability for loan indemnifications and repurchases under the representation and warranties it makes to the purchasers and insurers of the loans it sells. The Company is exposed to interest rate risk through its continuing involvement with mortgage loans sold, including the mortgage servicing right asset, as the value of the asset fluctuates as changes in interest rates impact borrower prepayment on the underlying mortgage loans.

All loans are sold on a non-recourse basis; however, representations and warranties have been made that are customary for loan sale transactions, including eligibility characteristics of the mortgage loans and underwriting responsibilities, in connection with the sales of these assets.

In order to facilitate the origination and sale of mortgage loans held for sale, the Company entered into various agreements with warehouse lenders. Such agreements are in the form of loan participations and repurchase agreements with banks and other financial institutions. Mortgage loans held for sale are considered sold when the Company surrenders control over the financial assets and such financial assets are legally isolated from the Company in the event of bankruptcy. For loan participations and repurchase agreements that meet the sale criteria, the transferred financial assets are derecognized from the balance sheet and a gain or loss is recognized upon sale. If the sale criteria are not met, the transfer is recorded as a secured borrowing in which the assets remain on the balance sheet and the proceeds from the transaction are recognized as a liability. All repurchase agreements are accounted for by the Company as secured borrowings.

From time to time, the Company may sell loans whereby the underlying risks and cash flows of the mortgage loan have been transferred to a third party through the issuance of participating interests. The terms and conditions of these interests are governed by the participation agreements. In the instances where the loan participation has qualified for sale treatment, the Company will act as an agent on behalf of the participating entity when negotiating the terms of the ultimate sale of the underlying mortgage loan to the government- sponsored entities (FNMA AND GNMA). The Company will receive a marketing fee paid by the participating entity upon completion of the sale. In addition, the Company will also service the underlying mortgage loans to the participation agreement for the period that the participating interests are outstanding.

The following table sets forth information regarding cash flows relating to loan sales in which the Company has continuing involvement:

	2012	2011
Cash Flows:
Proceeds from new loan sales	$28,391,912	$4,335,097
Servicing fees	$6,229,292	$2,623,678
Net servicing advances	$590,648	$137,548
Purchase of previously transferred financial assets	$—	$—
Year-End Information:
Unpaid principal balance, loans outstanding	$4,145,339,770	$1,316,048,814
Loans delinquent 90 or more days or in foreclosure	$11,349,867	$5,523,749
Loans delinquent 30-89 days	$61,075,698	$26,398,700